Goodwill and Identifiable Intangible Assets - Additional Information (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
MARIADB CORPORATION AB [Member]
Indefinite-Lived Intangible Assets [Line Items]
Weighted average amortization period	4 years 10 months 28 days	4 years 11 months 4 days